Shareholder Report, Holdings (Details) - Multi-Manager Value Strategies Fund - Institutional Class [Member]	Nov. 30, 2024
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%